Consolidated Statements of Stockholders' Equity (USD $) In Millions, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Common Stock Held in Treasury [Member]	Total MEMC Stockholders' Equity [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2008	$ 2,116.8	$ 2.3	$ 425.6	$ 2,147.1	$ (55.6)	$ (437.4)	$ 2,082.0	$ 34.8
Shares, Issued at Dec. 31, 2008		233.3				(8.8)
Cumulative effect of adoption of accounting principle related to employee benefit plans measurement date provision				0.3	(0.3)
Purchase of SunEdison	52.6	0.1	45.8	0	0		45.9	6.7
Purchase of SunEdison LLC (in shares)		3.8
Comprehensive income:
Net (loss) income	(69.8)			(68.3)	0		(68.3)	(1.5)
Net translation adjustment	7.6			0	9.4		9.4	(1.8)
Net unrecognized actuarial gain and prior service credit	2.6				2.6		2.6
Gain (Loss) on mark to market for cash flow hedges	1.8				1.8		1.8
Net unrealized (loss) gain on available-for-sale securities	75.1				75.1		75.1
Total comprehensive income	17.3						20.6	(3.3)
Stock plans, net	35.9		36.0			(0.1)	35.9
Stock plans, net (in shares)		(0.1)
Common stock repurchases	(15.8)					(15.8)	(15.8)
Common stock repurchases (in shares)						(1.0)
Balance at Dec. 31, 2009	2,206.8	2.4	507.4	2,079.1	33.0	(453.3)	2,168.6	38.2
Shares, Issued at Dec. 31, 2009		237.2				(9.8)
Comprehensive income:
Net (loss) income	48.0			34.4			34.4	13.6
Net translation adjustment	16.2				15.6		15.6	0.6
Net unrecognized actuarial gain and prior service credit	(0.6)				(0.6)		(0.6)
Gain (Loss) on mark to market for cash flow hedges	(11.0)				(11.0)		(11.0)
Net unrealized (loss) gain on available-for-sale securities	(2.9)				(2.9)		(2.9)
Total comprehensive income	49.7						35.5	14.2
Stock plans, net	47.6		50.5			(2.9)	47.6
Stock plans, net (in shares)		(0.7)				(0.2)
Common stock repurchases (in shares)						0
Net repayments to noncontrolling interest	(8.5)							(8.5)
Balance at Dec. 31, 2010	2,295.6	2.4	557.9	2,113.5	34.1	(456.2)	2,251.7	43.9
Shares, Issued at Dec. 31, 2010		237.9				(10.0)
Noncontrolling Interest, Increase from Business Combination	39.7							39.7
Purchase of SunEdison	24.5		24.5				24.5
Purchase of SunEdison LLC (in shares)		2.1
Comprehensive income:
Net (loss) income	(1,520.0)			(1,536.0)	0		(1,536.0)	16.0
Net translation adjustment	(2.5)				(4.2)		(4.2)	1.7
Net unrecognized actuarial gain and prior service credit	(16.0)				(16.0)		(16.0)
Gain (Loss) on mark to market for cash flow hedges	7.1				7.1		7.1
Net unrealized (loss) gain on available-for-sale securities	(24.9)				(24.9)		(24.9)
Total comprehensive income	(1,556.3)						(1,574.0)	17.7
Stock plans, net	36.8		40.4			(3.6)	36.8
Stock plans, net (in shares)		(1.3)				0.5
Common stock repurchases (in shares)						0
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders	(55.4)		(1.1)				(1.1)	(54.3)
Balance at Dec. 31, 2011	$ 784.9	$ 2.4	$ 621.7	$ 577.5	$ (3.9)	$ (459.8)	$ 737.9	$ 47.0
Shares, Issued at Dec. 31, 2011		241.3				(10.5)